CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
CONSOLIDATED STATEMENTS OF EARNINGS [Abstract]
NET SALES	$ 1,822,336	$ 1,890,851	$ 1,673,000
COST OF GOODS SOLD	1,622,609	1,660,896	1,429,336
GROSS PROFIT	199,727	229,955	243,664
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	181,363	197,617	200,939
NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIREMENT AND OTHER IMPAIRMENT AND EXIT CHARGES	6,353	2,049	(92)
EARNINGS FROM OPERATIONS	12,011	30,289	42,817
INTEREST EXPENSE	3,732	3,549	4,611
INTEREST INCOME	(566)	(301)	(391)
NON-OPERATING (INCOME)/EXPENSE	3,166	3,248	4,220
EARNINGS BEFORE INCOME TAXES	8,845	27,041	38,597
INCOME TAXES	2,874	7,200	13,852
NET EARNINGS	5,971	19,841	24,745
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(1,422)	(2,430)	(473)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 4,549	$ 17,411	$ 24,272
EARNINGS PER SHARE - BASIC (in dollars per share)	$ 0.23	$ 0.91	$ 1.26
EARNINGS PER SHARE - DILUTED (in dollars per share)	$ 0.23	$ 0.89	$ 1.25
WEIGHTED AVERAGE SHARES OUTSTANDING (in shares)	19,407	19,232	19,256
WEIGHTED AVERAGE SHARES OUTSTANDING WITH COMMON STOCK EQUIVALENTS (in shares)	19,533	19,476	19,468